Income before taxes	12 Months Ended
Dec. 31, 2017
Income Before Taxes
10. Income before taxes

Profit before taxation is arrived at as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000
After charging
Depreciation	601	526	441
Directors
- salaries and related costs	312	312	234
- social benefits contribution	-	-	-
Key management personnel (other than directors)
- salaries and related costs	510	364	1,160
- social benefits contribution	-	-	174
Other than directors and key management personnel
- salaries and related costs	5,381	7,119	6,198
- social benefits contribution	279	409	398